SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                          OF EACH OF THE LISTED FUNDS

                                 -----------------

                       DWS Dreman Concentrated Value Fund

                         DWS Dreman Mid Cap Value Fund

The following information revises similar disclosure for each of the above listed funds in "The portfolio managers" section of the prospectuses.

DWS Dreman Concentrated Value Fund:

The following people handle the day-to-day management of the fund.

  David N. Dreman                        F. James Hutchinson
  Chairman and Chief Investment          Co-Lead Portfolio Manager.
  Officer of Dreman Value Management,      o Joined Dreman Value Management,
  L.L.C. and Co-Lead Portfolio               L.L.C. in 2000.
  Manager.                                 o Executive Vice President
    o Began investment career in 1957.       responsible for Marketing.
    o Joined the fund team in 2005.        o Member of Investment Policy
    o Founder, Dreman Value                  Committee.
      Management, L.L.C.                   o Prior to joining Dreman Value
                                             Management, L.L.C., 30 years of
                                             experience in finance and
                                             trust/investment management with
                                             the Bank of New York.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


November 13, 2006
DVF1-3600

DWS Dreman Mid Cap Value Fund:
The following people handle the day-to-day management of the fund.

  David N. Dreman                        Nelson Woodard
  Chairman and Chief Investment          Co-Lead Portfolio Manager.
  Officer of Dreman Value Management,      o Began investment career in 1985.
  L.L.C. and Co-Lead Portfolio             o Mr. Woodward rejoined Dreman Value
  Manager.                                   Management, L.L.C. in 2001 after
    o Began investment career in 1957.       serving as a Managing Director of
    o Joined the fund team in 2005.          the Firm from 1997 to 2000. He is
    o Founder, Dreman Value                  currently a Managing Director and
      Management, L.L.C.                     Senior Portfolio Manager with the
                                             Firm. From 2000 through 2001, Mr.
  F. James Hutchinson                        Woodward was Vice President of
  Co-Lead Portfolio Manager.                 Asset Allocation and Quantitative
    o Joined Dreman Value Management,        Analysis at Prudential Investments.
      L.L.C. in 2000.                        Mr. Woodward received a BA in
    o Executive Vice President               Mathematics and Economics and a
      responsible for Marketing.             Ph.D. in Econometrics and Public
    o Member of Investment Policy            Finance from the University of
      Committee.                             Virginia.
    o Prior to joining Dreman Value
      Management, L.L.C., 30 years of
      experience in finance and
      trust/investment management with
      the Bank of New York.




               Please Retain This Supplement for Future Reference



November 13, 2006
DVF1-3600